PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 15,858	$ 16,864
Actual return on plan assets	(4,392)	(46)
Employer contributions	2,900	2,900
Foreign currency exchange rate changes	(1,591)	(155)
Benefit payments	(2,966)	(3,705)
Fair value of plan assets at December 31	$ 9,809	$ 15,858